UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: April 30

Date of reporting period: November 1, 2016 – January 31, 2017

Item 1.  Schedule of Investments.

MONONGAHELA ALL CAP VALUE FUND SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (Unaudited)

Shares	Security Description	Value
Common Stock - 86.6%
Consumer Discretionary - 10.7%
5,000	Coach, Inc.	$186,750
13,500	El Pollo Loco Holdings, Inc. (a)	168,075
4,000	Harley-Davidson, Inc.	228,160
4,250	Williams-Sonoma, Inc.	204,892
		787,877
Consumer Staples - 17.4%
4,000	Alico, Inc.	107,800
1,200	Dr. Pepper Snapple Group, Inc.	109,440
1,500	General Mills, Inc.	93,720
2,000	Mead Johnson Nutrition Co.	140,920
3,500	Snyder's-Lance, Inc.	134,330
2,500	The Coca-Cola Co.	103,925
2,250	The Procter & Gamble Co.	197,100
3,000	Unilever PLC, ADR	123,330
9,000	Whole Foods Market, Inc.	271,980
		1,282,545
Energy - 3.1%
6,500	Western Refining, Inc.	227,565
Financials - 11.5%
3,000	American Express Co.	229,140
11,500	Federated Investors, Inc., Class B	299,115
3,000	MetLife, Inc.	163,230
7,500	Old Republic International Corp.	156,000
		847,485
Health Care - 13.5%
3,000	Baxter International, Inc.	143,730
1,500	Eli Lilly & Co.	115,545
2,000	Gilead Sciences, Inc.	144,900
5,000	Halyard Health, Inc. (a)	192,350
1,000	Johnson & Johnson	113,250
2,500	PerkinElmer, Inc.	132,975
900	Teleflex, Inc.	150,957
		993,707
Industrials - 11.5%
6,000	Cubic Corp.	285,300
1,250	Hubbell, Inc.	152,600
1,000	MSA Safety, Inc.	71,350
10,000	Pitney Bowes, Inc.	159,200
2,000	Rockwell Collins, Inc.	181,520
		849,970
Technology - 17.4%
7,500	Corning, Inc.	198,675
12,000	II-VI, Inc. (a)	438,000
6,000	NetScout Systems, Inc. (a)	199,800
2,132	Reis, Inc.	42,640
9,000	Seagate Technology PLC	406,350
		1,285,465
Utilities - 1.5%
2,000	National Fuel Gas Co.	112,300
Total Common Stock (Cost $5,399,865)		6,386,914
Money Market Fund - 13.8%
1,014,658	Dreyfus Treasury Prime Cash Management, 0.36% (b) (Cost $1,014,658)	1,014,658
Total Investments - 100.4% (Cost $6,414,523)*		$7,401,572
Other Assets & Liabilities, Net – (0.4)%		(25,868)
Net Assets – 100.0%		$7,375,704

ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
(b) Variable rate security. Rate presented is as of January 31, 2017.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,179,519
Gross Unrealized Depreciation	(192,470)
Net Unrealized Appreciation	$987,049

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of January 31, 2017.
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$6,386,914
Level 2 - Other Significant Observable Inputs	1,014,658
Level 3 - Significant Unobservable Inputs	-
Total	$7,401,572

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended January 31, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	February 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	February 15, 2017

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	February 15, 2017